Long-Term Investments (Details)		1 Months Ended							12 Months Ended
	Mar. 24, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2022 CNY (¥)
Long-Term Investments (Details) [Line Items]
Investment in wuhan qiyunshilian										$ 77,015
Equity investment									22,395	23,232
Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity method ownership percentage						33.38%
Investment amount				$ 12,779,998	¥ 82,500,000	$ 378,279
Outstanding investment payable										387,975
Gain (loss) from equity method investments									8,166	4,320
Gain (loss) from equity method investments	$ 203,473
Beijing Hongxinwanda Technology Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Equity method ownership percentage		15.00%		15.00%	15.00%						15.00%
Investment amount		$ 12,779,998	¥ 82,500,000
Gain (loss) from equity method investments									368,178
Xinjiang ZhongWang Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Consideration | ¥			¥ 5,100,000
Aggregate investment		$ 790,036									¥ 5,100,000
Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Investment in wuhan qiyunshilian								$ 77,015
Equity investment									$ 22,395	$ 23,232
Variable Interest Entity [Member]
Long-Term Investments (Details) [Line Items]
Consideration	$ 830,324
Variable Interest Entity [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest transferred percentage							36.00%
Cash consideration received							$ 54,364
Beijing Deran Technology Co., Ltd [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest in subsidiary percentage								51.00%
Beijing Deran Technology Co., Ltd [Member] | Variable Interest Entity [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest in subsidiary percentage	51.00%
Wuhan Qiyunshilian Technology Co., Ltd [Member] | Variable Interest Entity [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity method ownership percentage									15.00%	15.00%
Secured Debt [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Investment amount						$ 756,558
Beijing Deran Baijia Yun [ Member] | Variable Interest Entity [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer	17.62%
Business Combination [Member]
Long-Term Investments (Details) [Line Items]
Acquisition date remeasured fair value									$ 996,954
Business Combination [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Acquisition date remeasured fair value	$ 996,954
Xinjiang ZhongWang Technology Co LTD [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer		51.00%									51.00%
Xinjiang ZhongWang Technology Co LTD [Member] | Xinjiang ZhongWang Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer		51.00%									51.00%